UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217


Form 13F File Number:  028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bryan Sadoff
Title:    Member/Chief Compliance Officer
Phone:    (414) 352-8460

Signature, Place, and Date of Signing:

       /s/ Bryan Sadoff       Milwaukee, Wisconsin          04/18/2011
       ----------------       --------------------          ----------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           47
                                         -----------

Form 13F Information Table Value Total:  $   427,012
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
ANALOG DEVICES             COM             032654105      9594    243617  SH         Sole                   243617
AON                        COM             037389103       556     10500  SH         Sole                    10500
APPLE COMPUTER             COM             037833100       306       877  SH         Sole                      877
BERKSHIRE HATHAWAY A       COM             084670108       251        02  SH         Sole                        2
CABLEVISION                COM             12686C109     18274    528000  SH         Sole                   528000
COCA COLA                  COM             191216100     17451    263055  SH         Sole                   263055
CONAGRA                    COM             205887102     11510    484630  SH         Sole                   484630
DIRECTV                    COM             25490A101     14955    319548  SH         Sole                   319548
EBAY                       COM             278642103     12356    398075  SH         Sole                   398075
EMC                        COM             268648102     19866    747960  SH         Sole                   747960
FOOT LOCKER                COM             344849104      9033    458068  SH         Sole                   458068
GENERAL ELECTRIC           COM             369604103       259     12895  SH         Sole                    12895
HEALTHSOUTH                COM             421924309     15680    627700  SH         Sole                   627700
HEINZ                      COM             423074103     17050    349234  SH         Sole                   349234
IBM                        COM             459200101       267      1637  SH         Sole                     1637
INTERPUBLIC GROUP          COM             460690100     13875   1103855  SH         Sole                  1103855
JDS UNIPHASE               COM             46612J507     15206    729645  SH         Sole                   729645
JETBLUE AIRWAYS            COM             477143101      9519   1518175  SH         Sole                  1518175
JOHNSON & JOHNSON          COM             478160104       335      5654  SH         Sole                     5654
JOHNSON CONTROLS           COM             478366107       215      5173  SH         Sole                     5173
JPMORGAN CHASE             COM             46625H100       240      5207  SH         Sole                     5207
JUNIPER NETWORKS           COM             48203R104     15138    359748  SH         Sole                   359748
MCCORMICK                  COM             579780206      7333    153310  SH         Sole                   153310
MEDICIS                    COM             584690309      8641    269700  SH         Sole                   269700
MYLAN                      COM             628530107     17591    776300  SH         Sole                   776300
NETAPP                     COM             64110D104     20433    424380  SH         Sole                   424380
PEPSICO                    COM             713448108       245      3809  SH         Sole                     3809
PROCTER & GAMBLE           COM             742718109       262      4250  SH         Sole                     4250
SARA LEE                   COM             803111103     18337   1037725  SH         Sole                  1037725
SOUTHWEST AIR              COM             844741108      9913    784902  SH         Sole                   784902
TELLABS                    COM             879664100      5121    977350  SH         Sole                   977350
TEXAS INSTRUMENTS          COM             882508104     14661    424224  SH         Sole                   424224
TRAVELERS                  COM             89417E109     15900    267324  SH         Sole                   267324
VALEANT PHARMA             COM             91911K102     18030    361971  SH         Sole                   361971
VIACOM CL B                COM             92553P201     21785    468290  SH         Sole                   468290
WATSON PHARMA              COM             942683103     21367    381479  SH         Sole                   381479
WEIGHT WATCHERS            COM             948626106     15341    218850  SH         Sole                   218850
XILINX                     COM             983919101     20435    623030  SH         Sole                   623030
INVESCO INSURED MUNI
  INCOME                   COM             46132P108       237     17050  SH         Sole                    17050
NUVEEN INSURED ADV MUNI    COM             67071L106       518     38700  SH         Sole                    38700
NUVEEN INSURED MUNI
  OPPORT                   COM             670984103       216     16100  SH         Sole                    16100
NUVEEN INSURED PREMIUM
  MUNI                     COM             6706D8104       485     41309  SH         Sole                    41309
PROGRESS ENERGY            COM             743263105       716     15512  SH         Sole                    15512
SOUTHERN                   COM             842587107       660     17327  SH         Sole                    17327
WISCONSIN ENERGY           COM             976657106       282      9231  SH         Sole                     9231
ISHARES TR                 BARCLYS 1-3 YR  464287457      4518     53950  SH         Sole                    53950
SPDR S&P 500 ETF TR        TR UNIT         78462F103      2049     15450  SH         Sole                    15450